Share-Based Compensation - Number of Awards Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	15,704,000	16,190,000
Granted	5,409,000	5,269,000
Exercised	(5,235,000)	(4,882,000)
Forfeited	(382,000)	(722,000)
Expired		(151,000)
Ending balance	15,496,000	15,704,000
Exercisable	3,344,000	3,043,000
Beginning balance	$ 36.04	$ 35.14
Granted	42.30	36.63
Exercised	34.04	33.59
Forfeited		37.16
Expired		42.79
Ending balance	38.04	36.04
Exercisable	$ 35.69	$ 34.58
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	3,692,000	3,952,000
Granted	1,252,000	656,000
Exercised	(1,744,000)	(791,000)
Forfeited	(166,000)	(125,000)
Ending balance	3,034,000	3,692,000
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	3,793,000	3,300,000
Granted	1,697,000	1,852,000
Exercised	(1,993,000)	(968,000)
Forfeited	(216,000)	(391,000)
Ending balance	3,281,000	3,793,000
SARs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	10,000	25,000
Exercised	(10,000)	(15,000)
Ending balance		10,000
Exercisable		10,000
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	8,209	8,913
Granted	2,460	2,761
Exercised	(1,488)	(3,108)
Forfeited		(206)
Expired		(151)
Ending balance	9,181	8,209
Exercisable	3,344	3,033